SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION	19. SEGMENTED INFORMATION Exploration and development of mineral projects is considered the Company’s single business segment. All of the Company’s E&E assets are located in the USA.